Intangibles (Tables)	12 Months Ended
Dec. 31, 2020
Intangibles [Abstract]
Disclosure of detailed information about intangible assets
December 31, 2020	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2020
Port terminal operating rights	53,152	(13,835)	39,317
Customer relationships	36,120	(23,699)	12,421

Total intangible assets	$89,272	$(37,534)	$51,738

December 31, 2019	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2019
Port terminal operating rights	53,152	(12,837)	40,315
Customer relationships	36,120	(21,924)	14,196

Total intangible assets	$89,272	$(34,761)	$54,511

Schedule of aggregate amortization of intangible assets
Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Port terminal operating rights	995	995	995	995	995	34,342	39,317
Customer relationships	1,775	1,775	1,775	1,775	1,775	3,546	12,421

Total	$2,770	$2,770	$2,770	$2,770	$2,770	$37,888	$51,738